EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	69,921,784	65,816,784	64,197,815	61,032,215	58,434,060	63,417,346
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,506,708,941	1,510,021,253	1,510,720,411	1,511,529,549	1,513,055,374	1,509,293,641
Unexercised options and other share-based plans (in shares)	80,654,203		62,975,947
Total diluted shares (in shares)	1,587,363,144		1,573,696,358
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,506,623,821		1,510,635,291
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120